RESTRUCTURING	12 Months Ended
Aug. 31, 2013
Restructuring and Related Activities [Abstract]
RESTRUCTURING
RESTRUCTURING
Restructuring charges were recorded in the Statements of Consolidated Operations as follows:

	Year Ended Aug. 31,
(Dollars in millions)	2013	2012	2011
Costs of Goods Sold(1)	$—	$—	$(2)
Restructuring Charges, Net(1)(2)	—	10	(1)
Income (Loss) from Continuing Operations Before Income Taxes	—	10	(3)
Income Tax (Expense) Benefit	—	(3)	4
Net Income	$—	$7	$1

(1)
For the fiscal year ended 2011, the $2 million of restructuring charges recorded in cost of goods sold related to the Seeds and Genomics segment. For the fiscal year ended 2012, the $10 million of restructuring reversals recorded in restructuring charges, net, related to the Seeds and Genomics segment. For the fiscal year ended 2011, the $1 million of restructuring charges were split by segment as follows: $(8) million in Agricultural Productivity and $9 million in Seeds and Genomics.

(2)
The restructuring charges for the fiscal years ended 2012 and 2011 included reversals of $10 million and $37 million, respectively, related to the 2009 Restructuring Plan. The reversals primarily related to severance. Although positions originally included in the plan were eliminated, individuals found new roles within the company due to attrition.

On June 23, 2009, the company’s Board of Directors approved a restructuring plan (2009 Restructuring Plan) to take future actions to reduce costs in light of the changing market supply environment for glyphosate. These actions were designed to enable Monsanto to stabilize the Agricultural Productivity business and allow it to deliver optimal gross profit and a sustainable level of operating cash in the coming years, while better aligning spending and working capital needs. The company also announced that it would take steps to better align the resources of its global seeds and traits business. These actions included certain product and brand rationalization within the seed businesses. On Sept. 9, 2009, the company committed to take additional actions related to the previously announced restructuring plan. Furthermore, while implementing the plan, the company identified additional opportunities to better align the company’s resources, and on Aug. 26, 2010, committed to take additional actions. The plan was substantially completed in the first quarter of fiscal year 2011, and the remaining payments were made in fiscal year 2012.
The following table displays the pretax charges incurred by segment under the 2009 Restructuring Plan for the fiscal years ended 2013, 2012 and 2011, as well as the cumulative pretax charges of $723 million under the 2009 Restructuring Plan.

	Year Ended Aug. 31, 2013			Year Ended Aug. 31, 2012			Year Ended Aug. 31, 2011
	Seeds and	Agricultural		Seeds and	Agricultural		Seeds and	Agricultural
(Dollars in millions)	Genomics	Productivity	Total	Genomics	Productivity	Total	Genomics	Productivity	Total
Work Force Reductions	$—	$—	$—	$(10)	$—	$(10)	$(21)	$(11)	$(32)
Facility Closures /Exit Costs	—	—	—	—	—	—	26	3	29
Asset Impairments
Property, plant and equipment	—	—	—	—	—	—	4	—	4
Inventory	—	—	—	—	—	—	2	—	2
Other intangible assets	—	—	—	—	—	—	—	—	—
Total Restructuring Charges, Net	$—	$—	$—	$(10)	$—	$(10)	$11	$(8)	$3

	Cumulative Amount through Aug. 31, 2013
	Seeds and	Agricultural
(Dollars in millions)	Genomics	Productivity	Total
Work Force Reductions	$229	$99	$328
Facility Closures / Exit Costs	75	81	156
Asset Impairments
Property, plant and equipment	43	5	48
Inventory	119	13	132
Other intangible assets	59	—	59
Total Restructuring Charges, Net	$525	$198	$723

The company’s written human resource policies are indicative of an ongoing benefit arrangement with respect to severance packages. Benefits paid pursuant to an ongoing benefit arrangement are specifically excluded from the Exit or Disposal Cost Obligations topic of the ASC, therefore severance charges incurred in connection with the 2009 Restructuring Plan are accounted for when probable and estimable as required under the Compensation – Nonretirement Postemployment Benefits topic of the ASC. In addition, when the decision to commit to a restructuring plan requires an asset impairment review, Monsanto evaluates such impairment issues under the Property, Plant and Equipment topic of the ASC.
In fiscal year 2012, pretax restructuring reversals of $10 million were recorded. Although positions originally included in the plan were eliminated, individuals found new roles within the company due to attrition.
In fiscal year 2011, pretax restructuring charges of $3 million were recorded. The facility closures/exit costs of $29 million related primarily to the finalization of the termination of a corn toller contract in the United States. In workforce reductions, approximately $13 million of additional charges were offset by $37 million of reserve reversals and $8 million of reversals of additional paid in capital for growth shares and stock options. In asset impairments, property, plant and equipment impairments of $4 million related to certain information technology assets in the United States. Inventory impairments of $2 million were recorded in cost of goods sold related to discontinued corn and sorghum seed products in the United States.
The following table summarizes the activities related to the company’s 2009 Restructuring Plan.

(Dollars in millions)	Work Force Reductions	Facility Closures / Exit Costs	Asset Impairments	Total
Ending Liability as of Aug. 31, 2010	$153	$44	$—	$197
Restructuring charges recognized in fiscal year 2011	(32)	29	6	3
Cash payments	(110)	(73)	—	(183)
Asset impairments and write-offs	—	—	(6)	(6)
Reversal of acceleration of stock-based compensation expense in additional contributed capital	8	—	—	8
Foreign currency impact	5	—	—	5
Ending Liability as of Aug. 31, 2011	$24	$—	$—	$24
Restructuring charges recognized in fiscal year 2012	(10)	—	—	(10)
Cash payments	(12)	—	—	(12)
Asset impairments and write-offs	—	—	—	—
Reversal of acceleration of stock-based compensation expense in additional contributed capital	—	—	—	—
Foreign currency impact	(2)	—	—	(2)
Ending Liability as of Aug. 31, 2012 and Aug. 31, 2013	$—	$—	$—	$—